Revenue Revenue - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenues	$ 115,890	$ 170,240	$ 382,059	$ 758,632
Voyage Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	59,651	51,134	177,388	302,839
Voyage Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	22,767	38,847	73,380	170,680
Voyage Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	17,342	17,007	51,009	93,666
Voyage Charters - Full Service Lightering
Disaggregation of Revenue [Line Items]
Total revenues	7,319	18,831	31,501	84,038
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	107,079	125,819	333,278	651,223
Time Charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	6,097	4,725	17,629	6,883
Time Charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	0	35,133	20,390	81,700
Time Charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	0	2,322	3,428	4,150
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Total revenues	6,097	42,180	41,447	92,733
Ship-to-ship support services, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,676	777	3,777	8,619
Commercial management, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	1,038	1,464	3,557	5,665
LNG terminal management, consultancy and other, Other revenue
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0	392
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,714	$ 2,241	$ 7,334	$ 14,676